UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 29

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

FORM N-Q

NOVEMBER 30, 2007

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 85.4%
Aerospace & Defense - 2.0%
285,000		Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$283,575
		DRS Technologies Inc., Senior Subordinated Notes:
175,000		6.875% due 11/1/13	173,687
140,000		7.625% due 2/1/18	143,150
500,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (a)(b)	495,000
6,632		Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (b)(c)(d)	0

		Total Aerospace & Defense	1,095,412

Airlines - 0.6%
		Continental Airlines Inc.:
305,000		Notes, 8.750% due 12/1/11	292,800
8,760		Pass-Through Certificates, 6.541% due 9/15/09	8,695

		Total Airlines	301,495

Auto Components - 1.1%
		Allison Transmission Inc.:
70,000		11.000% due 11/1/15 (a)	67,725
150,000		11.250% due 11/1/15 (a)(b)	140,625
420,000		Visteon Corp., Senior Notes, 8.250% due 8/1/10 (e)	375,900

		Total Auto Components	584,250

Automobiles - 1.9%
284,000	EUR	Bombardier Inc., 7.250% due 11/15/16 (a)	416,082
700,000		General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (e)	584,500

		Total Automobiles	1,000,582

Beverages - 0.3%
130,000	EUR	Belvedere, Senior Secured Bonds, 7.825% due 5/15/13 (a)(f)	188,551

Building Products - 2.2%
		Associated Materials Inc.:
895,000		Senior Discount Notes, step bond to yield 13.663% due 3/1/14 (e)	586,225
135,000		Senior Subordinated Notes, 9.750% due 4/15/12	138,375
130,000		GTL Trade Finance Inc., 7.250% due 10/20/17 (a)	133,270
210,000		Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	171,150
230,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.811% due 3/1/14	136,850

		Total Building Products	1,165,870

Capital Markets - 0.7%
35,000		E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	26,163
230,000	EUR	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15 (e)	327,678

		Total Capital Markets	353,841

Chemicals - 0.8%
		Georgia Gulf Corp., Senior Notes:
250,000		9.500% due 10/15/14	207,500
120,000		10.750% due 10/15/16	83,400
170,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	133,450

		Total Chemicals	424,350

Commercial Banks - 2.2%
230,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	233,162
250,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	217,187
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(f)	115,479
		Russian Agricultural Bank, Loan Participation Notes:

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Commercial Banks - 2.2% (continued)
110,000		7.175% due 5/16/13 (a)	$113,707
106,000		6.299% due 5/15/17 (a)	99,735
		TuranAlem Finance BV:
		Bonds:
280,000		8.250% due 1/22/37 (a)	223,300
105,000		8.250% due 1/22/37 (a)	83,738
50,000	GBP	Medium-Term Notes, 7.125% due 12/21/09	90,893

		Total Commercial Banks	1,177,201

Commercial Services & Supplies - 4.0%
885,000		Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (e)	845,175
805,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13 (e)	841,225
110,000	EUR	FS Funding A.S., Senior Subordinated Notes, 8.875% due 5/15/16 (a)	168,833
100,000		Rental Services Corp., 9.500% due 12/1/14	93,250
325,000		Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(g)	325
200,000		US Investigations Services Inc., 10.500% due 11/1/15 (a)	187,000

		Total Commercial Services & Supplies	2,135,808

Consumer Finance - 1.5%
		Ford Motor Credit Co., Senior Notes:
139,000		10.944% due 6/15/11 (f)	132,222
100,000		7.993% due 1/13/12 (f)	87,209
200,000		8.000% due 12/15/16	175,257
500,000		General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31 (e)	425,249

		Total Consumer Finance	819,937

Containers & Packaging - 2.0%
50,000	EUR	Clondalkin Industries BV, 8.000% due 3/15/14 (a)	70,133
90,000		Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	83,025
600,000		Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (e)	597,000
50,000	EUR	Impress Holdings BV, Senior Subordinated Notes, 9.250% due 9/15/14 (a)	75,273
250,000		Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	252,500
275,000		Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)	3,438

		Total Containers & Packaging	1,081,369

Diversified Consumer Services - 0.4%
135,000		Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	135,675
		Service Corp. International:
50,000		Debentures, 7.875% due 2/1/13	51,136
30,000		Senior Notes, 7.625% due 10/1/18	29,925

		Total Diversified Consumer Services	216,736

Diversified Financial Services - 4.5%
400,000		AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12 (e)	346,000
375,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	317,813
130,000	EUR	CEVA Group PLC, 8.500% due 12/1/14 (a)	163,252
220,000	EUR	Hellas II, Subordinated Notes, 10.732% due 1/15/15 (a)(f)	299,698
140,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	140,000
		Residential Capital LLC:
100,000		8.544% due 4/17/09 (a)(f)	43,500
120,000		Notes, 7.875% due 6/30/10	81,900

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Diversified Financial Services - 4.5% (continued)
250,000		Senior Notes, 7.500% due 2/22/11	$166,250
625,000		Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (e)	595,312
178,000	EUR	Zlomrex International Finance S.A., Secured Notes, 8.500% due 2/1/14 (a)(d)	228,758

		Total Diversified Financial Services	2,382,483

Diversified Telecommunication Services - 5.4%
240,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	237,600
460,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (e)	478,400
		Level 3 Financing Inc.:
340,000		9.250% due 11/1/14	306,850
90,000		9.150% due 2/15/15 (f)	76,500
		Virgin Media Finance PLC, Senior Notes:
280,000	GBP	9.750% due 4/15/14 (e)	555,694
250,000		9.125% due 8/15/16	250,000
552,036		Wind Acquisition Finance SA, 12.449% due 12/21/11 (e)(f)	549,275
400,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16 (e)	417,000

		Total Diversified Telecommunication Services	2,871,319

Electric Utilities - 0.9%
100,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	101,850
250,000		Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(b)	236,875
185,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	152,625

		Total Electric Utilities	491,350

Electronic Equipment & Instruments - 0.7%
		NXP BV/NXP Funding LLC:
185,000		Senior Notes, 9.500% due 10/15/15	168,813
190,000		Senior Secured Notes, 7.875% due 10/15/14	183,350

		Total Electronic Equipment & Instruments	352,163

Energy Equipment & Services - 0.9%
280,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	267,400
210,000		Key Energy Services Inc., 8.375% due 12/1/14 (a)	211,575

		Total Energy Equipment & Services	478,975

Food & Staples Retailing - 0.4%
162,000		Delhaize America Inc., Debentures, 9.000% due 4/15/31	193,278

Food Products - 0.6%
340,000		Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10 (e)	312,800

Health Care Equipment & Supplies - 0.3%
185,000		Advanced Medical Optics Inc., 7.500% due 5/1/17	169,275

Health Care Providers & Services - 3.0%
		HCA Inc.:
225,000		Notes, 6.375% due 1/15/15	187,875
390,000		Senior Secured Notes, 9.625% due 11/15/16 (b)(e)	406,575
		Tenet Healthcare Corp., Senior Notes:
360,000		6.375% due 12/1/11 (e)	325,800
330,000		9.875% due 7/1/14 (e)	312,675
440,000		US Oncology Holdings Inc., 10.759% due 3/15/12 (b)(e)(f)	374,000

		Total Health Care Providers & Services	1,606,925

Hotels, Restaurants & Leisure - 2.7%
230,000		Buffets Inc., Senior Notes, 12.500% due 11/1/14	110,975
295,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	287,625

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Hotels, Restaurants & Leisure - 2.7% (continued)
90,000		Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	$88,200
250,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	262,812
		MGM MIRAGE Inc.:
195,000		Senior Notes, 7.625% due 1/15/17	195,000
105,000		Senior Subordinated Notes, 8.375% due 2/1/11	107,887
200,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	175,000
		Station Casinos Inc., Senior Subordinated Notes:
200,000		6.500% due 2/1/14	163,000
70,000		6.875% due 3/1/16	56,088

		Total Hotels, Restaurants & Leisure	1,446,587

Household Durables - 1.7%
500,000		Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(g)(h)	0
130,000		K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	96,200
		KB Home:
110,000		7.750% due 2/1/10	103,400
200,000		Senior Subordinated Notes, 8.625% due 12/15/08	196,500
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	196,950
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.413% due 9/1/12 (e)	307,700

		Total Household Durables	900,750

Independent Power Producers & Energy Traders - 6.1%
410,000		AES Corp., 8.000% due 10/15/17 (a)	410,000
400,000		Dynegy Holdings Inc., 7.750% due 6/1/19 (e)	362,000
		Energy Future Holdings, Senior Notes:
30,000		10.875% due 11/1/17 (a)	29,550
1,250,000		11.250% due 11/1/17 (a)(b)	1,234,375
500,000		Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (e)	503,750
		NRG Energy Inc., Senior Notes:
450,000		7.375% due 2/1/16 (e)	442,125
285,000		7.375% due 1/15/17	279,300

		Total Independent Power Producers & Energy Traders	3,261,100

IT Services - 1.9%
		Ceridian Corp.:
60,000		11.250% due 11/15/15 (a)	56,175
80,000		12.250% due 11/15/15 (a)(b)	75,800
		First Data Corp.:
250,000		7.960% due 10/15/14 (f)	237,926
270,000		9.875% due 9/24/15 (a)	251,438
370,000		SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15 (e)	382,950

		Total IT Services	1,004,289

Leisure Equipment & Products - 0.1%
50,000	EUR	Cirsa Finance Luxembourg SA, 8.750% due 5/15/14 (a)	69,031

Life Sciences Tools & Services - 0.8%
330,000	EUR	Millipore Corp., 5.875% due 6/30/16	455,606

Media - 6.8%
		Affinion Group Inc.:
225,000		Senior Notes, 10.125% due 10/15/13	226,688
320,000		Senior Subordinated Notes, 11.500% due 10/15/15 (e)	320,800

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Media - 6.8% (continued)
385,000		CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	$263,725
424,000		CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (e)	371,000
252,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	250,740
105,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	79,275
105,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	81,375
340,000		CMP Susquehanna Corp., 9.875% due 5/15/14	287,300
290,000		Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	301,962
580,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (e)	545,200
50,000	EUR	Lottomatica SpA, Bonds, 8.250% due 3/31/66 (a)(d)(f)	72,887
		R.H. Donnelley Corp.:
150,000		Senior Discount Notes, 6.875% due 1/15/13	137,625
100,000		Senior Notes, 8.875% due 10/15/17 (a)	94,750
190,000		TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	186,200
280,000	EUR	UPC Holding BV, Senior Notes, 7.750% due 1/15/14 (a)	387,603

		Total Media	3,607,130

Metals & Mining - 5.8%
670,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (e)	725,275
500,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (e)	520,000
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11 (a)(e)	559,447
210,000		Ryerson Inc., 12.000% due 11/1/15 (a)	207,113
40,000		Steel Dynamics Inc., 7.375% due 11/1/12 (a)	39,900
565,000		Tube City IMS Corp., 9.750% due 2/1/15 (e)	539,575
500,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (e)	522,255

		Total Metals & Mining	3,113,565

Multiline Retail - 1.6%
470,000		Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	378,350
		Neiman Marcus Group Inc.:
220,000		Senior Notes, 9.000% due 10/15/15 (b)	229,900
245,000		Senior Subordinated Notes, 10.375% due 10/15/15	261,538

		Total Multiline Retail	869,788

Oil, Gas & Consumable Fuels - 6.4%
300,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	304,500
95,707	EUR	Corral Finans AB, 6.232% due 4/12/10 (a)(b)(d)(f)	128,270
250,000		Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (c)(d)(g)	0
225,000		El Paso Corp., Notes, 7.875% due 6/15/12	236,609
450,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (e)	439,875
		Gazprom, Bonds:
4,690,000	RUB	6.790% due 10/29/09	191,216
1,180,000	RUB	7.000% due 10/27/11	48,267
280,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	266,000
130,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)	123,825
		OPTI Canada Inc., Senior Secured Notes:
40,000		7.875% due 12/15/14 (a)	39,200
450,000		8.250% due 12/15/14 (a)	445,500
310,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (a)(e)	317,750
500,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	480,000
25,000		SESI LLC, Senior Notes, 6.875% due 6/1/14	24,250
25,000		Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	23,250

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Oil, Gas & Consumable Fuels - 6.4% (continued)
225,000		Tennessee Gas Pipeline Co., 7.000% due 3/15/27	$231,913
25,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	24,625
75,000		Williams Cos. Inc., Notes, 7.125% due 9/1/11	79,125

		Total Oil, Gas & Consumable Fuels	3,404,175

Paper & Forest Products - 3.4%
		Abitibi-Consolidated Co. of Canada:
10,000		Notes, 7.750% due 6/15/11	8,150
50,000		Senior Notes, 6.000% due 6/20/13	34,500
		Abitibi-Consolidated Inc.:
140,000		Debentures, 7.400% due 4/1/18	95,900
200,000		Notes, 8.550% due 8/1/10	175,000
		Appleton Papers Inc.:
190,000		Senior Notes, 8.125% due 6/15/11	187,150
155,000		Senior Subordinated Notes, 9.750% due 6/15/14	152,481
161,000	EUR	Lecta S.A., 7.200% due 2/15/14 (a)(f)	206,910
355,000		NewPage Corp., Senior Secured Notes, 11.161% due 5/1/12 (e)(f)	374,525
600,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25 (e)	579,000

		Total Paper & Forest Products	1,813,616

Pharmaceuticals - 0.8%
575,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (e)	457,125

Real Estate Management & Development - 1.1%
100,000	EUR	Akerys Holdings SA, 7.857% due 8/1/14 (a)(f)	124,844
320,000		Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	225,600
325,000		Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	213,687

		Total Real Estate Management & Development	564,131

Road & Rail - 1.3%
205,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	217,300
500,000		Hertz Corp., Senior Notes, 8.875% due 1/1/14 (e)	502,500

		Total Road & Rail	719,800

Semiconductors & Semiconductor Equipment - 0.2%
95,000		Freescale Semiconductor Inc., 8.875% due 12/15/14	87,281

Specialty Retail - 1.3%
600,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (e)	513,000
72,000	EUR	Edcon Holdings Proprietary Ltd., 10.230% due 6/15/15 (a)(f)	85,658
370,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (c)(d)(g)	0
85,000		Michaels Stores Inc., 10.000% due 11/1/14	84,150

		Total Specialty Retail	682,808

Textiles, Apparel & Luxury Goods - 0.2%
135,000		Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	136,181

Tobacco - 1.0%
		Alliance One International Inc.:
430,000		8.500% due 5/15/12 (e)	419,250
90,000		Senior Notes, 11.000% due 5/15/12	94,950

		Total Tobacco	514,200

Trading Companies & Distributors - 1.6%
260,000		Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	230,100
235,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	218,550

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Trading Companies & Distributors - 1.6% (continued)
425,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	$393,125

		Total Trading Companies & Distributors	841,775

Transportation Infrastructure - 0.9%
		Saint Acquisition Corp.:
715,000		Secured Notes, 12.500% due 5/15/17 (a)(e)	382,525
160,000		Senior Secured Notes, 12.619% due 5/15/15 (a)(f)	85,600

		Total Transportation Infrastructure	468,125

Wireless Telecommunication Services - 3.3%
110,000		ALLTEL Communications Inc., 10.375% due 12/1/17 (a)(b)	101,750
350,000		iPCS Inc., 7.036% due 5/1/13 (e)(f)	327,250
210,000		MetroPCS Wireless Inc., 9.250% due 11/1/14	200,025
60,000		Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	65,601
		Rural Cellular Corp.:
190,000		Senior Notes, 9.875% due 2/1/10	198,075
150,000		Senior Secured Notes, 8.250% due 3/15/12	156,375
120,000		Senior Subordinated Notes, 8.621% due 6/1/13 (a)(f)	122,400
450,000		True Move Co., Ltd., 10.750% due 12/16/13 (a)	465,750
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	105,581

		Total Wireless Telecommunication Services	1,742,807

		TOTAL CORPORATE BONDS & NOTES (Cost - $49,656,278)	45,563,840

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
370,387		Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(g) (Cost - $376,176)	0

CONVERTIBLE BOND & NOTE - 0.2%
Automobiles - 0.2%
90,000		Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $90,000)	96,637

SOVEREIGN BONDS - 5.6%
Argentina - 1.6%
		Republic of Argentina:
150,000		7.000% due 4/17/17	117,400
406,800	ARS	Bonds, 2.000% due 1/3/10 (f)	262,378
578,000		Bonds, Series VII, 7.000% due 9/12/13 (e)	494,399

		Total Argentina	874,177

Brazil - 2.0%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	9.762% due 1/1/10	540
1,688,000	BRL	9.762% due 7/1/10 (e)	902,747
152,000	BRL	Series B, 5.913% due 5/15/45	131,116

		Total Brazil	1,034,403

Ecuador - 0.2%
130,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	126,100

Indonesia - 0.5%
		Republic of Indonesia:
321,000,000	IDR	Series FR40, 11.000% due 9/15/25	33,658

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Indonesia - 0.5% (continued)
614,000,000	IDR	Series FR42, 10.250% due 7/15/27	$59,973
924,000,000	IDR	Series FR43, 10.250% due 7/15/22	93,236
699,000,000	IDR	Series FR45, 9.750% due 5/15/37	63,768

		Total Indonesia	250,635

Turkey - 0.2%
141,000	TRY	Republic of Turkey, 14.000% due 1/19/11	113,360

Venezuela - 1.1%
		Bolivarian Republic of Venezuela:
140,000		8.500% due 10/8/14	132,825
411,000		5.750% due 2/26/16	322,121
139,000		Collective Action Securities, 9.375% due 1/13/34	137,541

		Total Venezuela	592,487

		TOTAL SOVEREIGN BONDS (Cost - $3,101,974)	2,991,162

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
1,594,550		Home Interiors & Gifts Inc. (c)(d)*	15,945
2,998		Mattress Discounters Corp. (c)(d)*	0

		TOTAL CONSUMER DISCRETIONARY	15,945

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,055		Axiohm Transaction Solutions Inc. (c)(d)*	0

		TOTAL COMMON STOCKS (Cost - $846,635)	15,945

ESCROWED SHARES - 0.0%
375,000		Pillowtex Corp. (c)(d)* (Cost - $0)	0

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
0		ION Media Networks Inc., Series B *	1,815

FINANCIALS - 0.4%
Diversified Financial Services - 0.0%
439		TCR Holdings Corp., Class B Shares (c)(d)*	0
241		TCR Holdings Corp., Class C Shares (c)(d)*	0
636		TCR Holdings Corp., Class D Shares (c)(d)*	1
1,316		TCR Holdings Corp., Class E Shares (c)(d)*	1

		Total Diversified Financial Services	2

Thrifts & Mortgage Finance - 0.4%
7,000		Freddie Mac	178,500

		TOTAL FINANCIALS	178,502

		TOTAL PREFERRED STOCKS (Cost - $178,607)	180,317

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
COLLATERALIZED SENIOR LOANS - 1.6%
Auto Components - 0.5%
250,000		Allison Transmission, Term Loan B, 8.170% due 8/7/14	$234,167

Health Care Providers & Services - 0.9%
513,258		Iasis Healthcare LLC, Term Loan, 10.610% due 6/15/14	482,462

Oil, Gas & Consumable Fuels - 0.2%
13,923		Ashmore Energy International, Synthetic Revolving Credit Facility, 5.098% due 3/30/14	13,436
104,942		Ashmore Energy International, Term Loan, 8.198% due 3/30/14	101,269

		Total Oil, Gas & Consumable Fuels	114,705

		TOTAL COLLATERALIZED SENIOR LOANS (Cost - $864,373)	831,334

WARRANTS
WARRANTS - 0.0%
819,182		ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (c)(d)*	1
200		Leap Wireless International Inc., Expires 4/15/10(a)(c)(d)*	0
2,521		Pillowtex Corp., Expires 11/24/09(a)(c)(d)*	0

		TOTAL WARRANTS (Cost - $1,855)	1

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $55,115,898)	49,679,236

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 5.8%
Sovereign Bonds - 2.0%
		Bank Negara Malaysia Monetary Notes:
195,000	MYR	Series 0207, 3.569% due 2/14/08	57,951
733,000	MYR	Series 2307, zero coupon bond to yield 3.480% due 1/17/08	216,942
145,000	MYR	Series 4207, zero coupon bond to yield 3.360% due 4/22/08	42,513
		Egypt Treasury Bills:
3,850,000	EGP	Zero coupon bond to yield 7.080% due 10/28/08	651,301
600,000	EGP	Zero coupon bond to yield 6.390% due 11/11/08 (d)	101,534

		Total Sovereign Bonds (Cost - $1,065,994)	1,070,241

U.S. Government Agencies - 1.9%
300,000		Federal Home Loan Bank (FHLB), Discount Notes, 4.310% due 12/10/07 (i)	299,749
700,000		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.350% due 12/10/07 (i)	699,409

		Total U.S. Government Agencies (Cost - $999,158)	999,158

Repurchase Agreement - 1.9%
1,042,000		Morgan Stanley tri-party repurchase agreement dated 11/30/07, 4.500% due 12/3/07; Proceeds at maturity - $1,042,391; (Fully collateralized by various U.S. government agency obligation, 0.000% due 7/15/20; Market value - $1,065,459) (Cost - $1,042,000)	1,042,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,107,152)	3,111,399

		TOTAL INVESTMENTS - 99.0% (Cost - $58,223,050#)	52,790,635
		Other Assets in Excess of Liabilities - 1.0%	542,317

		TOTAL NET ASSETS - 100.0%	$53,332,952

See Notes to Schedules of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Illiquid security.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	All or a portion of this security is segregated for extended settlements and open forward foreign currency contracts.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

(g)	Security is currently in default.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
TRY	— Turkish Lira

See Notes to Schedules of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 51.2%
Argentina - 3.2%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03 (a)	$98,649
452,000	DEM	7.000% due 3/18/04 (a)	113,575
154,000	DEM	11.250% due 4/10/06 (a)	39,690
536,977	ARS	Bonds, 2.000% due 1/3/10 (b)	346,339
330,000		Bonds, Series VII, 7.000% due 9/12/13	282,269
		GDP Linked Securities:
527,522	ARS	0.000% due 12/15/35 (b)	17,430
40,000	EUR	0.000% due 12/15/35 (b)	6,639
5,000		0.000% due 12/15/35 (b)	643

		Total Argentina	905,234

Brazil - 13.1%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	540
3,577,000	BRL	10.000% due 7/1/10	1,912,990
483,000	BRL	Series B, 6.000% due 5/15/45	416,637
		Federative Republic of Brazil:
402,000		11.000% due 8/17/40	540,187
		Collective Action Securities:
399,000		8.750% due 2/4/25	511,718
266,000		Notes, 8.000% due 1/15/18	298,851

		Total Brazil	3,680,923

Colombia - 2.7%
682,000		Republic of Colombia, 7.375% due 9/18/37	768,955

Ecuador - 1.2%
337,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	326,890

Indonesia - 0.5%
1,528,000,000	IDR	Republic of Indonesia, Series FR42, 10.250% due 7/15/27	149,250

Mexico - 4.0%
		United Mexican States, Medium-Term Notes:
354,000		5.625% due 1/15/17	359,753
687,000		Series A, 6.750% due 9/27/34	771,157

		Total Mexico	1,130,910

Panama - 4.2%
		Republic of Panama:
237,000		9.375% due 4/1/29	324,690
821,000		6.700% due 1/26/36	864,102

		Total Panama	1,188,792

Peru - 0.5%
		Republic of Peru:
80,000		8.750% due 11/21/33	105,800
45,000		Bonds, 6.550% due 3/14/37	47,025

		Total Peru	152,825

Russia - 4.6%
1,134,540		Russian Federation, 7.500% due 3/31/30 (c)	1,289,830

Turkey - 10.1%
		Republic of Turkey:
439,000	TRY	14.000% due 1/19/11	352,945

See Notes to Schedules of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Turkey - 10.1% (continued)
2,525,000		Notes, 6.875% due 3/17/36	$2,487,125

		Total Turkey	2,840,070

Uruguay - 1.0%
239,027		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (d)	270,399

Venezuela - 6.1%
		Bolivarian Republic of Venezuela:
266,000		8.500% due 10/8/14	252,368
1,233,000		5.750% due 2/26/16	966,364
493,000		Collective Action Securities, 9.375% due 1/13/34	487,823

		Total Venezuela	1,706,555

		TOTAL SOVEREIGN BONDS (Cost - $13,844,154)	14,410,633

CORPORATE BONDS & NOTES - 43.4%
Brazil - 5.0%
300,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (c)	291,000
		Vale Overseas Ltd., Notes:
127,000		8.250% due 1/17/34	152,138
931,000		6.875% due 11/21/36	972,439

		Total Brazil	1,415,577

Cayman Islands - 0.7%
200,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (c)	202,500

Chile - 0.6%
167,000		Enersis SA, Notes, 7.375% due 1/15/14	178,738

India - 0.8%
250,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	224,343

Kazakhstan - 3.7%
330,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	334,537
300,000		HSBK Europe BV, 7.250% due 5/3/17 (c)	260,625
		TuranAlem Finance BV, Bonds:
350,000		8.250% due 1/22/37 (c)	279,125
200,000		8.250% due 1/22/37 (c)	159,500

		Total Kazakhstan	1,033,787

Luxembourg - 0.6%
160,000		TNK-BP Finance SA, Senior Notes, 7.875% due 3/13/18 (c)	158,200

Mexico - 10.7%
210,000		America Movil SAB de CV, 5.625% due 11/15/17	208,014
		Axtel SAB de CV:
10,000		11.000% due 12/15/13	10,925
590,000		7.625% due 2/1/17 (c)	584,100
110,000		Senior Notes, 7.625% due 2/1/17 (c)	108,900
50,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	50,483
1,910,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	2,037,068

		Total Mexico	2,999,490

Russia - 13.9%
		Gazprom:
		Bonds:
16,630,000	RUB	6.790% due 10/29/09	678,022
4,160,000	RUB	7.000% due 10/27/11	170,162

See Notes to Schedules of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Russia - 13.9% (continued)
		Loan Participation Notes:
50,000		6.212% due 11/22/16 (c)	$48,360
250,000		Senior Notes, 6.510% due 3/7/22 (c)	242,622
4,680,000	RUB	Gazprom OAO, 6.950% due 8/6/09	191,388
		LUKOIL International Finance BV:
470,000		6.356% due 6/7/17 (c)	447,675
236,000		6.656% due 6/7/22 (c)	219,480
		Russian Agricultural Bank, Loan Participation Notes:
430,000		7.175% due 5/16/13 (c)	444,491
458,000		6.299% due 5/15/17 (c)	430,932
		TNK-BP Finance SA:
300,000		7.500% due 7/18/16 (c)	290,670
430,000		6.625% due 3/20/17 (c)	393,794
360,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	365,472

		Total Russia	3,923,068

Thailand - 2.1%
		True Move Co., Ltd.:
300,000		10.750% due 12/16/13 (c)	310,500
280,000		10.375% due 8/1/14 (c)	281,400

		Total Thailand	591,900

United States - 2.1%
280,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (c)	285,180
279,000		GTL Trade Finance Inc., 7.250% due 10/20/17 (c)	286,018
		HSBC Bank USA, Notes:
3,755		6.970% due 11/1/11 (b)(c)	3,947
3,902		6.981% due 11/1/11 (b)(c)	4,108

		Total United States	579,253

Venezuela - 3.2%
870,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	900,450

		TOTAL CORPORATE BONDS & NOTES (Cost - $12,145,481)	12,207,306

Warrants
WARRANT - 0.3%
2,590		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $0)	97,125

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,989,635)	26,715,064

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.5%
Sovereign Bonds - 2.9%
		Bank Negara Malaysia Monetary Notes:
1,392,000	MYR	Series 0207, 3.569% due 2/14/08	413,683
733,000	MYR	Series 2307, zero coupon bond to yield 3.480% due 1/17/08	216,942
671,000	MYR	Series 4207, zero coupon bond to yield 3.400% due 4/22/08	196,734

		Total Sovereign Bonds (Cost - $811,355)	827,359

See Notes to Schedules of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedules of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT†	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 3.5% (continued)
Repurchase Agreement - 0.6%
154,000	Morgan Stanley tri-party repurchase agreement dated 11/30/07, 4.500% due 12/3/07; Proceeds at maturity - $154,058; (Fully collateralized by U.S. government agency obligation, 0.000% due 07/15/20; Market value - $157,507) (Cost - $154,000)	$154,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $965,355)	981,359

	TOTAL INVESTMENTS - 98.4% (Cost - $26,954,990#)	27,696,423
	Other Assets in Excess of Liabilities - 1.6%	447,645

	TOTAL NET ASSETS - 100.0%	$28,144,068

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
DEM	— German Mark
EUR	— Euro
GDP	— Gross Domestic Product
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
TRY	— Turkish Lira

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (“Global High Yield Bond Portfolio”), a diversified fund and Western Asset Emerging Markets Debt Portfolio (“Emerging Markets Debt Portfolio”), a non-diversified fund, (collectively, the “Funds”) are separate investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Funds may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other

Notes to Schedule of Investments (unaudited) (continued)

things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principle is greater.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Emerging Markets Debt Portfolio	$1,321,548	$(580,115)	$741,433
Global High Yield Bond Portfolio	730,668	(6,163,083)	(5,432,415)

At November 30, 2007, Global High Yield Bond Portfolio had open forward foreign currency contracts as described below:

Foreign Currency

	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Euro	2,312,634	$3,288,936	2/12/08	$(111,587)
Euro	220,596	313,276	2/12/08	(11,090)
British Pound	643,815	1,308,877	2/12/08	(11,929)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(134,606)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 28, 2008

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 28, 2008